Consolidated Statements of Operations and Other Comprehensive Loss (Unaudited) - USD ($)		6 Months Ended
		Jun. 30, 2025	Jun. 30, 2024
Income Statement [Abstract]
NET REVENUE		$ 2,477,852	$ 86,159
COST OF REVENUE		2,160,129	42,089
GROSS PROFIT		317,723	44,070
OPERATING EXPENSES
Sales and Marketing Expenses		802,380	63,992
General and Administrative Expenses		890,685	707,883
Research and Development Expenses			688
Total operating expenses		1,693,065	772,563
LOSS FROM OPERATIONS		(1,375,342)	(728,493)
Bad debt written off		(2,240)
Loss on disposal of subsidiary		(8,241)
Other Incomes, net		24,306	11,314
LOSS BEFORE INCOME TAX		(1,361,517)	(717,179)
Income tax benefits		499	371,568
NET LOSS		(1,361,018)	(345,611)
Less: net loss attributable to non-controlling interest			(9,710)
OTHER COMPREHENSIVE LOSS
Foreign Currency Translation Adjustment		407,538	43,111
TOTAL COMPREHENSIVE LOSS		$ (953,480)	$ (302,500)
LOSS PER SHARE - BASIC		$ (0.03)	$ (0.10)
LOSS PER SHARE - DILUTED		$ (0.03)	$ (0.10)
WEIGHTED AVERAGE SHARES OUTSTANDING - BASIC	[1]	33,431,259	3,152,212
WEIGHTED AVERAGE SHARES OUTSTANDING - DILUTED	[1]	33,431,259	3,152,212

[1]	The shares and per share data are presented on a retroactive basis to reflect the Company’s Share Consolidation. (Note 11)